NET INCOME (LOSS) PER ORDINARY SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Share options
Antidilutive securities
Antidilutive securities	4,414,608
Restricted share units
Antidilutive securities
Antidilutive securities	3,890,658	66,800